Insurance (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Operational Risks HPP Baixo Lguacu [Member]
Disclosure of insurance [Line Items]
End of term	05.31.2025
Insurance expense	R$ 2,764,597
Operational Risks HPP Governador Jayme Canet Junior [member]
Disclosure of insurance [Line Items]
End of term	01.21.2026
Insurance expense	R$ 2,334,953
Operational Risks Cutia And Bento Miguel [Member]
Disclosure of insurance [Line Items]
End of term	03.29.2025
Insurance expense	R$ 2,225,164
Named Perils [Member]
Disclosure of insurance [Line Items]
End of term	08.24.2025
Insurance expense	R$ 1,989,267
Operational Risks HPP Colider [Member]
Disclosure of insurance [Line Items]
End of term	12.01.2025
Insurance expense	R$ 1,892,320
Operational Risks Aventura E SRMN [Member]
Disclosure of insurance [Line Items]
End of term	11.28.2025
Insurance expense	R$ 1,221,932
Operational Risks Brisa Potiguar [Member]
Disclosure of insurance [Line Items]
End of term	11.28.2025
Insurance expense	R$ 1,101,652
Operational Risks Ventos de Serrado Mel II e IV [Member]
Disclosure of insurance [Line Items]
End of term	11.28.2025
Insurance expense	R$ 1,101,502
Operational Risks Elejor [Member]
Disclosure of insurance [Line Items]
End of term	09.07.2025
Insurance expense	R$ 901,950
Fire Company Owned And Rented Facilities [Member]
Disclosure of insurance [Line Items]
End of term	08.24.2025
Insurance expense	R$ 772,189